Shareholder Fees {- Fidelity Advisor Freedom 2065 Fund}	Jul. 15, 2022 USD ($)
03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 | Fidelity Advisor Freedom 2065 Fund
Shareholder Fees:
(fees paid directly from your investment)	none